Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2021	Jan. 31, 2020
Current assets
Cash	$ 154,722	$ 2,681,704
Cash - restricted (Note 7)	0	600,000
Amounts receivable	520,122	137,367
Prepaids and other current assets	654,710	61,467
Total current assets	1,329,554	3,480,538
Non-current assets
Deposits	0	177,300
Property and equipment, net (Note 8)	36,871	540,245
Intangible assets, net (Note 9)	0	801,058
Right-of-use assets (Note 10)	0	3,251,638
Total assets	1,336,425	8,250,779
Current liabilities
Accounts payable and accrued liabilities	4,503,217	890,138
Due to related parties (Note 18)	661,660	1,788
Financial guarantee liability (Notes 10 and 21(c))	182,200	0
Lease liability (Note 10)	0	68,138
Convertible debentures (Note 11)	500,000	0
Total current liabilities	5,847,077	960,064
Non-current liabilities
Lease liability (Note 10)	0	4,634,154
Warrant liabilities (Note 13(a))	131,603	0
Total liabilities	5,978,680	5,594,218
Shareholders' (Deficit) Equity
Common shares	63,670,860	37,519,448
Reserves (Notes 13(b), 14 and 15)	22,618,544	19,625,602
Accumulated other comprehensive income	109,647	172,027
Accumulated deficit	(91,011,306)	(54,660,516)
Total shareholders' (deficit) equity	(4,612,255)	2,656,561
Total liabilities and shareholders' equity	$ 1,366,425	$ 8,250,779